USAA Value Fund
FUND SUMMARY: USAA VALUE FUND
INVESTMENT OBJECTIVE
The USAA Value Fund's (the Fund) investment objective is long-term growth of capital.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	USAA Value Fund Shares	USAA Value Fund Institutional Shares	USAA Value Fund Adviser Shares
Shareholder Fee, Other USAA Value Fund	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses USAA Value Fund	USAA Value Fund Shares		USAA Value Fund Institutional Shares	USAA Value Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.79%		0.77%	0.77%
Distribution and/or Service (12b-1) Fees	none		none	0.25%
Other Expenses	0.52%		0.23%	0.64%
Total Annual Operating Expenses	1.31%		1.00%	1.66%
Reimbursement from Adviser	(0.16%)	[1]		(0.01%)	[1]
Total Annual Operating Expenses After Reimbursement	1.15%		1.00%	1.65%
[1]	(a) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares and Adviser Shares and so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.15% of the Fund Shares' and 1.65% of the Adviser Shares' average net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangements for the Fund Shares and Adviser Shares is not continued.

Expense Example USAA Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Value Fund Shares	133	415	718	1,579
USAA Value Fund Institutional Shares	102	318	552	1,225
USAA Value Fund Adviser Shares	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31 *Fund began operations on August 3, 2001.
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NINE-MONTH YTD TOTAL RETURN
12.78% (9/30/12)

BEST QUARTER*	WORST QUARTER*
18.14% 3rd Qtr. 2009	-20.48% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Average Annual Total Returns USAA Value Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Value Fund Shares	(0.42%)	(0.43%)	4.33%
USAA Value Fund Shares Return After Taxes on Distributions	(0.60%)	(0.72%)	3.90%
USAA Value Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.05%)	(0.38%)	3.69%
USAA Value Fund Shares Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	(0.10%)	(2.58%)	4.08%
USAA Value Fund Shares Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes)	(4.12%)	(3.02%)	2.99%
USAA Value Fund Institutional Shares	(0.18%)			3.77%	Aug. 01, 2008
USAA Value Fund Institutional Shares Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)				0.63%	Aug. 01, 2008	[1]
USAA Value Fund Institutional Shares Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes)				0.10%	Aug. 01, 2008	[1]
USAA Value Fund Adviser Shares	(1.00%)			7.72%	Aug. 01, 2010
[1]	* The average annual total return for the Russell 3000 Index and Lipper Multi-Cap Value Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2011, was 9.85% and 6.91%, respectively.